Accounts Receivable, Net (Details) - Schedule of accounts receivable, net	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule Of Accounts Receivable Net Abstract
Accounts receivable	¥ 163,431,462	$ 24,351,322	¥ 137,875,301
Less: allowance for doubtful accounts	(112,961,523)	(16,831,290)	(111,639,312)
Accounts receivable, net	¥ 50,469,939	$ 7,520,031	¥ 26,235,989